Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents		$ 74,756,573	$ 249,356	$ 234,234
Accounts receivable, net		2,907,002	1,382,163	1,304,783
Short-term investments		895,600	1,018,000
Inventory		852,147	1,127,725	1,242,486
Prepaid expenses and other current assets		1,209,435	522,259	885,766
Current assets of discontinued operation			1,042,680	1,288,096
Total current assets		80,620,757	5,342,183	4,955,365
Property and equipment, net		1,033,810	1,010,801	875,919
Right of use assets, net		104,707	153,034	732,100
Loan receivable	[1]	5,000,000
Equity method investment	[2]	12,000,000
Intangible assets, net		16,533,373	9,798,813	11,598,063
Goodwill		5,983,852	5,983,852	5,392,123
Non-current assets of discontinued operation			5,739,524	56,049
Total assets		121,276,499	28,028,207	23,609,619
Current liabilities:
Accounts payable		1,791,982	3,618,339	6,015,595
Accrued expenses and other current liabilities		1,284,168	2,101,610	1,485,062
Deferred revenues		131,578	152,040	159,591
Current portion of operating leases liabilities		99,293	96,777	272,215
Income tax payable		27,643	27,643	22,919
Line of credit, net of debt issuance costs of $0 and $15,573, respectively		1,133,652	1,500,953	456,995
Current portion of convertible notes payable, net of debt issuance costs of $13,844 and $0, respectively		3,333,333	577,260
Current portion of notes payable, net of debt issuance costs of $34,997 and $212,848, respectively		15,185	1,301,212	1,365,675
Current portion of notes payable – related parties		876,500	1,389,923	1,686,352
Due to related party		15,401	32,452	17,253
Current liabilities of discontinued operation		120,729	487,454	1,491,662
Total current liabilities		8,829,464	11,285,663	12,973,319
Operating leases liabilities –net of current portion		8,483	58,713	482,212
Convertible notes payable – related parties, net of current portion, net of debt discount of $266,667 and $366,666, respectively		267,183	1,161,495	1,061,495
Notes payable, net of current portion		19,966	595,879	42,492
Notes payable – related parties, net of current portion			1,403,756	1,595,669
Warrant liability		139,695,115
Total liabilities		148,820,211	14,505,506	16,155,187
Commitments and Contingencies (Note 16)
Stockholders’ equity
Preferred stock, value
Common stock, $0.001 par value, 250,000,000 shares authorized 14,471,403 and 8,015,756 shares issued and outstanding as of December 31, 2020 and 2019, respectively		59,927	14,471	8,016
Additional paid-in-capital		244,026,879	39,050,260	26,259,575
Accumulated deficit		(269,787,198)	(23,648,898)	(18,495,461)
Total stockholders’ equity attributable to Vinco Ventures, Inc.		(25,700,392)	15,416,598	7,772,130
Noncontrolling interests		(1,843,320)	(1,893,897)	(317,698)
Total stockholders’ equity		(27,543,712)	13,522,701	7,454,432
Total liabilities and stockholders’ equity		121,276,499	28,028,207	23,609,619
Series B Preferred Stock [Member]
Stockholders’ equity
Preferred stock, value			$ 765

[1]	On February 18, 2021, the Company loaned $5,000,000 to ZASH Global Media and Entertainment Corporation (“ZASH”). The interest rate on the note is 3% per annum. The maturity date of the loan is August 17, 2023. The purpose of the loan is to engage in the acquisition, development and production of consumer facing content and related activities.
[2]	On January 19, 2021, the Company, ZVV Media Partners, LLC (“ZVV”) and ZASH entered into a Contribution Agreement (the “Agreement”). The Company and ZASH established the newly formed entity, ZVV, in order to engage in the development and production of consumer facing content and related activities.